financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 5,406	$ 5,955
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	649	974
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	3,831	3,887
Contract assets.
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	717	761
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 209	$ 333